Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
	2023	2022	2021
	$m	$m	$m
Current tax[1]	5,718	2,984	3,250
– for this year	5,737	3,264	3,182
– adjustments in respect of prior years	(19)	(280)	68
Deferred tax	71	(2,175)	963
– origination and reversal of temporary differences	19	(2,278)	874
– effect of changes in tax rates	17	(293)	132
– adjustments in respect of prior years	35	396	(43)
Year ended 31 Dec[2]	5,789	809	4,213
1  Current tax included Hong Kong profits tax of $1,328m (2022: $604m; 2021: $813m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2022: 16.5%; 2021: 16.5%).
2 In addition to amounts recorded in the income statement, a tax credit of $41m (2022: credit of $145m) was recorded directly to equity
Schedule of tax reconciliation	The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2023		2022		2021
	$m	%	$m	%	$m	%
Profit before tax	30,348		17,058		18,906
Tax expense
Taxation at UK corporation tax rate of 23.5% (2022: 19.0%, 2021: 19.0%)	7,132	23.5	3,241	19.0	3,592	19.0
Impact of differently taxed overseas profits in overseas locations	(612)	(2.0)	459	2.7	280	1.5
UK banking surcharge	350	1.2	283	1.7	332	1.8
Items increasing tax charge in 2023:
– impairment of interest in associate	705	2.3	—	—	—	—
– local taxes and overseas withholding taxes	419	1.4	346	2.0	360	1.9
– impacts of hyperinflation	348	1.1	171	1.0	68	0.4
– other permanent disallowables	227	0.7	363	2.1	414	2.2
– bank levy	112	0.4	59	0.3	93	0.5
– impact of changes in tax rates	17	0.1	(293)	(1.7)	132	0.7
– adjustments in respect of prior period	16	0.1	116	0.7	25	0.1
– tax impact of sale of French retail banking business	—	—	115	0.7	(434)	(2.3)
– impact of differences between French tax basis and IFRSs	—	—	—	—	434	2.3
Items reducing tax charge in 2023:
– non-taxable income and gains	(1,189)	(3.9)	(825)	(4.8)	(641)	(3.4)
– effect of profits in associates and joint ventures	(571)	(1.9)	(504)	(3.1)	(414)	(2.2)
– movements in provisions for uncertain tax positions	(472)	(1.6)	27	0.2	15	0.1
– accounting gain on acquisition of SVB UK	(442)	(1.5)	—	—	—	—
– deductions for AT1 coupon payments	(229)	(0.7)	(246)	(1.4)	(270)	(1.4)
– movements in unrecognised deferred tax	(22)	(0.1)	(2,503)	(14.7)	227	1.1
Year ended 31 December	5,789	19.1	809	4.7	4,213	22.3

Schedule of movement of deferred tax assets and liabilities

Movement of deferred tax assets and liabilities
	Loan impairment provisions	Unused tax losses and tax credits	Financial assets at FVOCI	Cash flow hedges	Retirement obligations	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets	1,062	4,397	850	1,271	—	3,048	10,628
Liabilities	—	—	—	—	(1,673)	(1,567)	(3,240)
At 1 Jan 2023	1,062	4,397	850	1,271	(1,673)	1,481	7,388
Income statement	(39)	102	541	1	(114)	(562)	(71)
Other comprehensive income	—	—	(598)	(974)	99	399	(1,074)
Foreign exchange and other adjustments	135	45	83	121	(126)	15	273
At 31 Dec 2023	1,158	4,544	876	419	(1,814)	1,333	6,516
Assets[1]	1,158	4,544	876	419	—	2,933	9,930
Liabilities[1]	—	—	—	—	(1,814)	(1,600)	(3,414)

Assets[2]	1,151	2,001	382	154	—	1,744	5,432
Liabilities[2]	—	—	—	—	(2,819)	(475)	(3,294)
At 1 Jan 2022	1,151	2,001	382	154	(2,819)	1,269	2,138
Income statement	7	2,425	(1,127)	1	217	652	2,175
Other comprehensive income	—	—	2,281	1,159	692	(1,260)	2,872
Foreign exchange and other adjustments	(96)	(29)	(686)	(43)	237	820	203
At 31 Dec 2022	1,062	4,397	850	1,271	(1,673)	1,481	7,388
Assets[1]	1,062	4,397	850	1,271	—	3,048	10,628
Liabilities[1]	—	—	—	—	(1,673)	(1,567)	(3,240)
1After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets of $7,754m (2022: $8,360m)
and deferred tax liabilities of $1,238m (2022: $972m).
2From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.